Financial Instruments - Additional information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 01, 2024 USD ($)	Feb. 01, 2024 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Percentage of expected credit loss	4.69%	6.00%
Loans and financing	$ 2,491.1	$ 2,886.4
Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing			$ 8.2
Revolving credit			$ 80.7	R$ 500
Borrowing interest rate			2.20%	2.20%
Revolving Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit	$ 1,000.0
TFBD Fixed Interest Rate [Member] | Banco Nacional de Desenvolvimento Econômico e Social – BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate			1.10%	1.10%
DI [Member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	12.15%
DI [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	14.40%
Euro Interbank Offered Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	2.85%
Euro Interbank Offered Rate [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	2.46%
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	4.49%
Secured Overnight Financing Rate [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	3.90%
TR [Member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	2.05%
TR [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	2.14%
Securities Industries And Financial Markets [Member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	3.62%
Securities Industries And Financial Markets [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Rate considered	3.14%
US$/BRL exchange rate
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	6.19
US$/BRL exchange rate | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	6
EURO/US [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	1.04
EURO/US [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	1.04
EMBR [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	3
EMBR [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	65.88
R [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	56.19
EVEX of US [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	5.44
EVEX of US [Member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	5.66
Bottom of range [member] | Revolving Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	0.95%
Top of range [member] | Revolving Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	1.70%